                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Burgundy Asset Management Ltd
Address:  181 Bay Street, Suite 4510
          Bay Wellington Tower, Brookfield Place
          Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Franca DeBartolo
Title: Vice President
Phone: (416) 640-2678

Signature, Place, and Date of Signing:

/s/ Franca DeBartolo       Toronto, Ontario Canada       August 12, 2009
--------------------       -----------------------       ---------------
    [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number      Name
28-____________________   __________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  103

Form 13F Information Table Value Total:  2,523,540
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                                                              VOTING AUTHORITY
                                                                SHRS OR                 INVESTMENT  OTHER   -------------------
NAME OF ISSUER        TITLE OF CLASS    CUSIP    VALUE (x1000) PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------- -------------- ----------- ------------- -------- ------ -------- ---------- -------- ------- ------ ----
3M Co.                COM            88579Y 10 1 22521         374728     SH              SOLE              374728
Abbott Laboratories   COM            002824 10 0 26063         554056     SH              SOLE              554056
Altria Group Inc.     COM            02209S 10 3 22196         1354224    SH              SOLE              1354224
AmerisourceBergen
  Corp.               COM            3073E 10 8  35993         2028912    SH              SOLE              2028912
Ares Capital Corp.    COM            04010L 10 3 19504         2419909    SH              SOLE              2419909
Arthur J.
  Gallagher & Co.     COM            363576 10 9 6803          318777     SH              SOLE              318777
Automatic Data
  Processing Inc.     COM            053015 10 3 13299         375254     SH              SOLE              375254
Bank of Montreal      COM            063671 10 1 422           10000      SH              SOLE              10000
Bank of Nova Scotia   COM            064149 10 7 91366         2436418    SH              SOLE              2436418
Bare Escentuals Inc.  COM            067511 10 5 25101         2829829    SH              SOLE              2829829
Baxter International
  Inc.                COM            071813 10 9 14567         275054     SH              SOLE              275054
Becton, Dickinson
  and Co.             COM            075887 10 9 43769         613785     SH              SOLE              613785
Berkshire Hathaway
  Inc.                CL A           084670 10 8 24840         276        SH              SOLE              276
Berkshire Hathaway
  Inc.                CL B           084670 20 7 947           327        SH              SOLE              327
Brown & Brown Inc.    COM            115236 10 1 25002         1254500    SH              SOLE              1254500
Canadian National
  Railway Co.         COM            136375 10 2 27185         632800     SH              SOLE              632800
Canadian Natural
  Resources Ltd.      COM            136385 10 1 68764         1310042    SH              SOLE              1310042
Citigroup Inc.        COM            172967 10 1 297           100000     SH              SOLE              100000
Copart, Inc.          COM            217204 10 6 11815         340790     SH              SOLE              340790
Corel Corp.           COM            21869X 10 3 1789          832010     SH              SOLE              832010
Corporate Executive
  Board Co.           COM            21988R 10 2 26408         1272048    SH              SOLE              1272048
Corus Entertainment
  Inc.                CL B NONVTG    220874 10 1 74936         5886569    SH              SOLE              5886569
CoStar Group Inc.     COM            22160N 10 9 5803          145536     SH              SOLE              145536
DealerTrack Holdings
  Inc.                COM            242309 10 2 20116         1183303    SH              SOLE              1183303
Deckers Outdoor Corp. COM            243537 10 7 19724         280682     SH              SOLE              280682
Dentsply
  International Inc.  COM            249030 10 7 26880         880746     SH              SOLE              880746
Dollar Financial
  Corp.               COM            256664 10 3 15637         1133972    SH              SOLE              1133972
Double-Take Software
  Inc.                COM            258598 10 1 16491         1906481    SH              SOLE              1906481
Dun & Bradstreet
  Corp.               COM            26483E 10 4 1615          19885      SH              SOLE              19885
Eaton Vance Credit
  Opportunities Fund  COM            278271 10 1 82            11900      SH              SOLE              11900
Eaton Vance
  Floating-Rate
  Income Trust        COM            278279 10 4 2114          199851     SH              SOLE              199851
EchoStar Corp.        CL A           278768 10 6 20453         1283126    SH              SOLE              1283126
Emerson Electric Co.  COM            291011 10 4 19979         616643     SH              SOLE              616643
EnCana Corp.          COM            292505 10 4 99542         2012170    SH              SOLE              2012170
Equifax Inc.          COM            294429 10 5 54632         2093167    SH              SOLE              2093167
Expedia Inc.          COM            30212P 10 5 26156         1731063    SH              SOLE              1731063
Exxon Mobil Corp.     COM            30231G 10 2 26699         381907     SH              SOLE              381907
Fairfax Financial
  Holdings Ltd.       SUB VTG        303901 10 2 1971          7900       SH              SOLE              7900
FirstService Corp.    SUB VTG        33761N 10 9 19801         1682361    SH              SOLE              1682361
General Electric Co.  COM            369604 10 3 586           50000      SH              SOLE              50000
Gladstone Investment
  Corp.               COM            376546 10 7 9395          1945118    SH              SOLE              1945118
Graco Inc.            COM            384109 10 4 23856         1083357    SH              SOLE              1083357
H&R Block Inc.        COM            093671 10 5 51465         2986957    SH              SOLE              2986957
HCC Insurance
  Holdings Inc.       COM            404132 10 2 19166         798262     SH              SOLE              798262
Hilltop Holdings Inc. COM            432748 10 1 5861          493763     SH              SOLE              493763
IAC/InterActiveCorp   COM            44919P 50 8 17704         1103051    SH              SOLE              1103051
Infogroup Inc.        COM            45670G 10 8 8451          1479950    SH              SOLE              1479950
Interactive Data
  Corp.               COM            45840J 10 7 30897         1335200    SH              SOLE              1335200
iShares iBoxx High
  Yield Corporate
  Bond Fund           COM            464288 51 3 1168          14648      SH              SOLE              14648
IVCI CORP             CL B           450704 10 1 0             10000      SH              SOLE              10000
Johnson & Johnson
  Inc.                COM            478160 10 4 48027         845543     SH              SOLE              845543
Kayne Anderson
  Energy Development
  Co.                 COM            48660Q 10 2 10378         782659     SH              SOLE              782659
Kraft Foods Inc.      COM            50075N 10 4 380           15000      SH              SOLE              15000
Laboratory
  Corporation of
  America Holdings    COM            50540R 40 9 3538          52196      SH              SOLE              52196
Lender Processing
  Services Inc.       COM            52602E 10 6 24786         892563     SH              SOLE              892563
Lockheed Martin Corp. COM            539830 10 9 26046         322953     SH              SOLE              322953
Lorillard Inc.        COM            544147 10 1 52791         778975     SH              SOLE              778975
MarketAxess Holdings
  Inc.                COM            57060D 10 8 24535         2574456    SH              SOLE              2574456
McCormick & Co., Inc. COM            579780 20 6 12683         389898     SH              SOLE              389898
McDonald's Corp.      COM            580135 10 1 25550         444419     SH              SOLE              444419
Merck & Co., Inc.     COM            589331 10 7 1084          38773      SH              SOLE              38773
Microsoft Corp.       COM            594918 10 4 55074         2316975    SH              SOLE              2316975
Monsanto Co.          COM            61166W 10 1 13681         184037     SH              SOLE              184037
Moody's Corp.         COM            615369 10 5 15521         589042     SH              SOLE              589042
Move Inc.             COM            62458M 10 8 15364         7113116    SH              SOLE              7113116
MSCI Inc.             COM            55354G 10 0 7433          304136     SH              SOLE              304136
NGP Capital
  Resources Co.       COM            62912R 10 7 5467          931302     SH              SOLE              931302
Nike Inc.             CL B           654106 10 3 14404         278174     SH              SOLE              278174
Nutraceutical
  International Corp. COM            67060Y 10 1 7499          721747     SH              SOLE              721747
Omnicom Group Inc.    COM            681919 10 6 51020         1615571    SH              SOLE              1615571
OptiSolar Inc.
  Junior Preferred
  A-7 Stock Purchase
  Agreement           COM            996254 37 1 99            36000      SH              SOLE              36000
Oracle Corp.          COM            68389X 10 5 47293         2207873    SH              SOLE              2207873
Patterson-UTI Energy
  Inc.                COM            703481 10 1 2627          204259     SH              SOLE              204259
PepsiCo Inc.          COM            713448 10 8 36638         666623     SH              SOLE              666623
Petro-Canada          COM            71644E 10 6 97050         2526021    SH              SOLE              2526021
Pfizer Inc.           COM            717081 10 3 300           20000      SH              SOLE              20000
Pharmaceutical
  Product
  Development, Inc.   COM            717124 10 1 6536          281474     SH              SOLE              281474
Philip Morris
  International Inc.  COM            718172 10 9 25380         581852     SH              SOLE              581852
Prestige Brands
  Holdings Inc.       COM            74112D 10 1 5174          841226     SH              SOLE              841226
Procter & Gamble Co.  COM            742718 10 9 26899         526394     SH              SOLE              526394
Raymond James
  Financial, Inc.     COM            754730 10 9 6752          392359     SH              SOLE              392359
Riskmetrics Group
  Inc.                COM            767735 10 3 7107          402456     SH              SOLE              402456
Ritchie Bros.
  Auctioneers Inc.    COM            767744 10 5 16676         711109     SH              SOLE              711109
Rogers
  Communications Inc. CL B NONVTG    775109 20 0 52715         2047196    SH              SOLE              2047196
Royal Bank of Canada  COM            780087 10 2 2083          51000      SH              SOLE              51000
Solera Holdings Inc.  COM            83421A 10 4 7143          281211     SH              SOLE              281211
SPDR Barclays
  Capital High Yield
  Bond ETF            COM            78464A 41 7 2009          57087      SH              SOLE              57087
Sun Life Financial
  Inc.                COM            866796 10 5 104109        3867366    SH              SOLE              3867366
Synthes Inc.          COM            87162M 40 9 27795         264968     SH              SOLE              264968
TFS Financial Corp.   COM            87240R 10 7 21757         2048671    SH              SOLE              2048671
The McGraw-Hill
  Companies, Inc.     COM            580645 10 9 236           7834       SH              SOLE              7834
Thomson Reuters Corp. COM            884903 10 5 634           21645      SH              SOLE              21645
Tim Hortons Inc.      COM            88706M 10 3 111412        4540023    SH              SOLE              4540023
Tim Hortons Inc.      COM            88706M 10 3 129027        4540023    SH              SOLE              4540023
Toronto-Dominion Bank COM            891160 50 9 119645        2313769    SH              SOLE              2313769
Ultra Petroleum Corp. COM            903914 10 9 19691         504897     SH              SOLE              504897
United Technologies
  Corp.               COM            913017 10 9 31346         603270     SH              SOLE              603270
US Gold Corp.         COM            912023 20 7 26            10000      SH              SOLE              10000
Viacom Inc.           CL A           92553P 10 2 395           16482      SH              SOLE              16482
Wal-Mart Stores Inc.  COM            931142 10 3 242           5000       SH              SOLE              5000
Walt Disney Co.       COM            254687 10 6 13745         589157     SH              SOLE              589157
Washington Post Co.   CL B           939640 10 8 19740         56051      SH              SOLE              56051
Western Union Co.     COM            959802 10 9 36166         2205269    SH              SOLE              2205269

                                     Total       2523540                                  Count             103